Equity - Employee option and share plan transactions (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [Line items]
Purchase of treasury shares	€ (318)	€ (589)	€ (507)
Treasury shares for share-based payments [Member]
Equity [Line items]
Shares acquired	15,222,662	8,601,426
Average market price	€ 31.81	€ 24.73
Purchase of treasury shares	€ 484	€ 213
Shares delivered	12,332,592	13,181,926	5,338,743
Average price (FIFO)	€ 27.07	€ 25.86	€ 30.35
Cost of delivered shares	€ 334	€ 341	€ 162
Number of treasury shares	10,098,371	7,208,301	11,788,801
Cost of treasury shares for employee options	€ 331	€ 181	€ 308